Tel Aviv | November 17, 2014

CONFIDENTIAL SUBMISSION VIA EDGAR Draft Registration Statement U.S. Securities and Exchange Commission Division of Corporation Finance 100 F. Street, N.E. Washington, D.C. 20549
Re: Medigus Ltd. Draft Registration Statement on Form 20-F

Ladies and Gentlemen:

On behalf of our client, Medigus Ltd. (the "Company"), we are submitting a draft Registration Statement on Form 20-F (the "Registration Statement") to the staff of the Securities and Exchange Commission for confidential non-public review. The Registration Statement submitted herewith relates to the Company’s proposed Level II American Depositary Receipt Program and Nasdaq listing.

On behalf of the Company, we confirm to you that as of the date of this letter, the Company is a foreign private issuer that currently has its ordinary shares listed on the Tel Aviv Stock Exchange.

If you have any questions or comments concerning this submission or require any additional information, please do not hesitate to call me at 011-972-3-608-7703.

Very truly yours, /s/ Eric Spindel Eric Spindel

cc:	Oded Yatzkan, Chief Financial Officer (Medigus Ltd.) Avraham Ben-Tzvi, General Counsel (Medigus Ltd.)

1 Azrieli Center, Tel Aviv 6702101, Israel | Tel: (+972) 3 608 7777 | Fax: (+972) 3 608 7724
31  Hillel Street, Jerusalem 9458131, Israel | Tel: (+972) 2 623 9239 | Fax: (+972) 2 623 9233
www.arnon.co.il | info@arnon.co.il